Consolidated Statement of Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Consolidated Net Loss	€ (103,014,058)	€ (56,172,121)	€ (69,826,469)
Items that will not be reclassified to Profit or Loss
Change in Fair Value of Shares through Other Comprehensive Income	(1,160,160)	(127,458)	0
Items that may be reclassified to Profit or Loss
Foreign Currency Translation Differences from Consolidation	75,332	(83,432)	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds (Thereof € 0 for 2019, € 0 for 2018 and € 86,685 for 2017, respectively, Reclassifications of realized Gains and Losses to Profit or Loss)	0	0	54,170
Change of Tax Effects presented in Other Comprehensive Income on Available-for-sale Financial Assets and Bonds	0	0	63,659
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects	0	0	117,829
Change in Unrealized Gains and Losses on Cash Flow Hedges (Thereof € 0 for 2019, € 0 for 2018 and € 256,085 for 2017, respectively, Reclassifications of realized Losses to Profit or Loss)	0	0	(490,164)
Change of Tax Effects presented in Other Comprehensive Income on Cash Flow Hedges	0	0	130,751
Change in Unrealized Gains and Losses on Cash Flow Hedges, Net of Tax Effects	0	0	(359,413)
Other Comprehensive Income	(1,084,828)	(210,890)	(241,584)
Total Comprehensive Income	€ (104,098,886)	€ (56,383,011)	€ (70,068,053)